Derivative financial instruments - Notional Amounts and Carrying Amounts of Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 2,665,436	$ 1,733,454
Derivative financial instruments - assets	157,267	68,159
Derivative financial instruments - liabilities	(40,613)	(33,761)
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Carrying amount of the hedging instruments, Asset	49,446	4,469
Carrying amount of the hedging instruments, Liability	(15,080)	(16,780)
Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	987,394	293,711
Carrying amount of the hedging instruments, Asset	11,358	340
Carrying amount of the hedging instruments, Liability	(790)	(543)
Fair value hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	374,654	252,793
Carrying amount of the hedging instruments, Asset	38,088	4,129
Carrying amount of the hedging instruments, Liability	(14,290)	(16,237)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Carrying amount of the hedging instruments, Asset	107,821	63,690
Carrying amount of the hedging instruments, Liability	(25,533)	(16,981)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount		75,000
Carrying amount of the hedging instruments, Asset		143
Carrying amount of the hedging instruments, Liability		(1)
Cash flow hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,303,388	922,777
Carrying amount of the hedging instruments, Asset	107,821	41,677
Carrying amount of the hedging instruments, Liability	$ (25,533)	(16,980)
Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amount		189,173
Carrying amount of the hedging instruments, Asset		21,870
Carrying amount of the hedging instruments, Liability		$ 0